ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued payroll and welfare		59,674,605	34,433,880
Accrued loyalty point program expenses		41,944,880	31,008,019
Accrued commission to third-party distribution partners		30,652,268	21,740,817
Accrued advertisement expense		10,684,007	15,745,183
Other accrued expenses		44,142,767	27,878,901
Other payables		33,162,467	24,780,289
Business and other taxes		6,000,216	11,604,287
Payable for investment in non-consolidated affiliates		58,142,000	3,885,000
Accrued purchase consideration	1,274,414	7,907,229	8,083,545	13,300,000
Total accrued expenses and other current liabilities	$ 47,111,891	292,310,439	179,159,921